Income Taxes - Unrecognized Deductible Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 35,143	$ 31,236
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	113,052	109,474
Mineral properties, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	35,143	31,236
Mineral properties, plant and equipment | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	873
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Non-capital losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	13,528	40,831
Other(1) | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Other(1) | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 99,524	$ 67,770